MAINSTAY FUNDS TRUST

51 Madison Avenue

New York, New York 10010

January 24, 2012

VIA EDGAR

Filing Desk

Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, D.C. 20549

Re:    MainStay Funds Trust (the “Trust)

(File No. 333-160918 and File No. 811-22321)

Dear Sir or Madam:

On behalf of the Trust, an open-end management investment company with 28 separate series (“Funds”), enclosed herewith for filing with the Securities and Exchange Commission (“SEC”) is the Trust’s Registration Statement on Form N-1A (“Registration Statement”). The purpose of this filing is to register the MainStay Balanced Fund and MainStay U.S. Small Cap Fund (the “Funds”) under the Investment Company Act of 1940, as amended, and their shares under the Securities Act of 1933, as amended. The Funds were created to serve as shell series into which two existing series of Eclipse Funds (file number 033-08865 and 811-04847), which are also advised by New York Life Investment Management LLC, are anticipated to reorganize.

Please note that the Trust intends to file a post-effective amendment to its Registration Statement in order to add any additional disclosure or exhibits that may be necessary or required in order to complete the Registration Statement and to respond to comments from the SEC staff regarding the Registration Statement.

No fee is required in connection with this filing.

Please direct any comments or questions concerning the filing to the undersigned at (973) 394-4505.

Very truly yours,

/s/ Thomas C. Humbert

Thomas C. Humbert

Assistant Secretary of MainStay Funds Trust

cc: J. Kevin Gao

        Sander M. Bieber